Corporation's risk-based capital and leverage ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Corporate [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,212,070	$ 4,062,298
Capital to Risk Weighted Assets	17.25%	15.79%
Tier One Risk Based Capital	3,899,593	3,733,776
Tier One Risk Based Capital to Risk Weighted Assets	15.97%	14.52%
Tier One Leverage Capital	3,899,593	3,733,776
Tier One Leverage Capital to Average Assets	10.90%	9.70%
Corporate [Member] | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,953,146	2,057,677
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	976,573	1,028,839
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Corporate [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,073,512	1,154,718
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Corporate [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,431,350	1,539,624
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	2,595,068	2,451,042
Capital to Risk Weighted Assets	14.30%	13.13%
Tier One Risk Based Capital	2,177,865	2,028,968
Tier One Risk Based Capital to Risk Weighted Assets	12.00%	10.87%
Tier One Leverage Capital	2,177,865	2,028,968
Tier One Leverage Capital to Average Assets	8.11%	7.05%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,451,841	1,493,303
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	725,920	746,652
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	805,263	863,742
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,073,684	1,151,656
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,256,906	1,244,884
Capital to Risk Weighted Assets	21.76%	18.87%
Tier One Risk Based Capital	1,182,642	1,159,245
Tier One Risk Based Capital to Risk Weighted Assets	20.47%	17.57%
Tier One Leverage Capital	1,182,642	1,159,245
Tier One Leverage Capital to Average Assets	14.41%	12.86%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	462,172	527,775
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	231,086	263,887
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	246,256	270,480
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 328,341	$ 360,639
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%